Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates Schedule of Finite-Lived Intangible Assets (Details)	12 Months Ended
Feb. 29, 2016
Finite-Lived Intangible Assets [Line Items]
Document Period End Date	Feb. 29, 2016
Acquired Technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Acquired Technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Intellectual Property | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Intellectual Property | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	17 years
Other Acquired Technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Other Acquired Technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years